Report of Independent Registered Public

Accounting Firm

To the Shareholders and

Board of Trustees of WisdomTree Trust

In planning and performing our audits of the financial

statements of WisdomTree Bloomberg U.S. Dollar

Bullish Fund, WisdomTree Chinese Yuan Strategy

Fund, WisdomTree Emerging Currency Strategy

Fund, WisdomTree Emerging Markets Corporate

Bond Fund, WisdomTree Emerging Markets Local

Debt Fund, WisdomTree Floating Rate Treasury

Fund, WisdomTree Interest Rate Hedged High

Yield Bond Fund, WisdomTree Interest Rate Hedged

U.S. Aggregate Bond Fund, WisdomTree

Mortgage Plus Bond Fund, WisdomTree Yield

Enhanced U.S. Aggregate Bond Fund, WisdomTree

Yield Enhanced U.S. Short-Term Aggregate Bond

Fund, WisdomTree Alternative Income Fund,

WisdomTree CBOE S&P 500 PutWrite Strategy

Fund, WisdomTree Efficient Gold Plus Equity

Strategy Fund, WisdomTree Efficient Gold Plus

Gold Miners Strategy Fund, WisdomTree Enhanced

Commodity Strategy Fund, WisdomTree Managed

Futures Strategy Fund and WisdomTree Target Range

Fund, (eighteen of the funds constituting WisdomTree

Trust (the “Trust”)) as of and for the periods ended

August 31, 2022, in accordance with the standards of

the Public Company Accounting Oversight Board

(United States) (PCAOB), we considered the Trust’s

internal control over financial reporting, including

controls over safeguarding securities, as a basis for

designing our auditing procedures for the purpose

of expressing our opinion on the financial statements

and to comply with the requirements of Form

N-CEN, but not for the purpose of expressing an

opinion on the effectiveness of the Trust’s internal

control over financial reporting. Accordingly, we

express no such opinion.

The management of the Trust is responsible for

establishing and maintaining effective internal

control over financial reporting. In fulfilling

this responsibility, estimates and judgments

by management are required to assess the

expected benefits and related costs of controls.

A company’s internal control over financial

reporting is a process designed to provide

reasonable assurance regarding the reliability

of financial reporting and the preparation

of financial statements for external purposes

in accordance with U.S. generally accepted

accounting principles. A company’s internal

control over financial reporting includes

those policies and procedures that (1) pertain

to the maintenance of records that, in reasonable

detail, accurately and fairly reflect the

transactions and dispositions of the assets of the

company; (2) provide reasonable assurance that

transactions are recorded as necessary to permit

preparation of financial statements in

accordance with U.S. generally accepted accounting

principles, and that receipts and expenditures of

the company are being made only in accordance with

authorizations of management and trustees of the

company; and (3) provide reasonable assurance

regarding prevention or timely detection of

unauthorized acquisition, use or disposition of a

company’s assets that could have a material effect

on the financial statements.

Because of its inherent limitations, internal

control over financial reporting

may not prevent or detect misstatements. Also,

projections of any evaluation of effectiveness to

future periods are subject to the risk that controls

may become inadequate because of changes in

conditions, or that the degree of compliance with

the policies or procedures may deteriorate.

A deficiency in internal control over financial

reporting exists when the design or operation of a

control does not allow management or employees, in

the normal course of performing their assigned

functions, to prevent or

detect misstatements on a timely basis. A material

weakness is a deficiency, or a combination of

deficiencies, in internal control over financial

reporting, such that there is a reasonable

possibility that a material misstatement of the

Trust’s annual or interim financial statements

will not be prevented or detected on a

timely basis.

Our consideration of the Trust’s internal control

over financial reporting was for the limited purpose

 described in the first paragraph and would not

necessarily disclose all deficiencies in internal

control that might be material weaknesses under

standards established by the PCAOB. However,

we noted no deficiencies in the Trust’s internal

control over financial reporting and its operation,

including controls over safeguarding securities,

that we consider to be a material weakness as

defined above as of August 31, 2022.

This report is intended solely for the information

and use of management and the Board of

Trustees of WisdomTree Trust and the Securities

and Exchange Commission and is not intended to

be and should not be used by anyone other than

these specified parties.

/s/ Ernst & Young LLP

New York, New York

November 1, 2022